Condensed Consolidating Financial Information (Condensed Consolidating Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities				$ 116,858	$ 292,044
Net Cash Provided by (Used in) Investing Activities [Abstract]
Capital expenditures	$ (77,731)		$ (66,350)	(156,760)	(119,545)
Return of capital from equity method investment				0	5,780
Use of restricted cash				67,822	98,735
Contributions to affiliate				0	0
Proceeds from the sale of assets				1,077	897
Net cash used in investing activities				(87,861)	(14,133)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Additions to long-term debt				500,000	300,000
Payments on long-term debt and capital lease obligations				(3,935)	(3,761)
Borrowings on revolving credit facility				215,000	0
Repayments on revolving credit facility				(332,500)	(269,000)
Payments for NTI units				(859,893)	0
Transaction costs for NTI merger				(11,600)	0
Proceeds from Issuance of Common Limited Partners Units				92,460	0
Offering costs for issuance of WNRL common units				(330)	0
Distribution to affiliate				0	0
Deferred financing costs				(11,408)	(6,820)
Purchase of common stock for treasury				(75,000)	(25,000)
Distribution to non-controlling interest holders				45,742	100,287
Dividends paid	(34,685)	$ (35,601)		(70,286)	(61,114)
Contributions from affiliates				0	0
Excess tax benefit from stock-based compensation				19	848
Net cash used in financing activities				(603,215)	(165,134)
Net increase in cash and cash equivalents				(574,218)	112,777
Cash and cash equivalents at beginning of period		772,502		772,502	431,159
Cash and cash equivalents at end of period	198,284		543,936	198,284	543,936
Reportable Legal Entities [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities				(28,308)	31,620
Net Cash Provided by (Used in) Investing Activities [Abstract]
Capital expenditures				0	0
Return of capital from equity method investment				13,537	0
Use of restricted cash				0	0
Contributions to affiliate				0	0
Proceeds from the sale of assets				0	0
Net cash used in investing activities				13,537	0
Net Cash Provided by (Used in) Financing Activities [Abstract]
Additions to long-term debt				500,000	0
Payments on long-term debt and capital lease obligations				(2,750)	(2,750)
Borrowings on revolving credit facility				0
Repayments on revolving credit facility				0	0
Payments for NTI units				(859,893)
Transaction costs for NTI merger				(11,600)
Proceeds from Issuance of Common Limited Partners Units				0
Offering costs for issuance of WNRL common units				0
Distribution to affiliate				0	0
Deferred financing costs				(11,408)	0
Purchase of common stock for treasury				(75,000)	(25,000)
Distribution to non-controlling interest holders				0	0
Dividends paid				(70,286)	(61,114)
Contributions from affiliates				545,708	57,244
Excess tax benefit from stock-based compensation				0	0
Net cash used in financing activities				14,771	(31,620)
Net increase in cash and cash equivalents				0	0
Cash and cash equivalents at beginning of period		21		21
Cash and cash equivalents at end of period	21		21	21	21
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities				65,062	91,480
Net Cash Provided by (Used in) Investing Activities [Abstract]
Capital expenditures				(87,970)	(60,875)
Return of capital from equity method investment				0	0
Use of restricted cash				67,822	98,735
Contributions to affiliate				(545,708)	(82,371)
Proceeds from the sale of assets				340	1,118
Net cash used in investing activities				(565,516)	(43,393)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Additions to long-term debt				0	0
Payments on long-term debt and capital lease obligations				(467)	(480)
Borrowings on revolving credit facility				0
Repayments on revolving credit facility				0	0
Payments for NTI units				0
Transaction costs for NTI merger				0
Proceeds from Issuance of Common Limited Partners Units				0
Offering costs for issuance of WNRL common units				0
Distribution to affiliate				0	0
Deferred financing costs				0	0
Purchase of common stock for treasury				0	0
Distribution to non-controlling interest holders				0	0
Dividends paid				0	0
Contributions from affiliates				0	0
Excess tax benefit from stock-based compensation				19	848
Net cash used in financing activities				(448)	368
Net increase in cash and cash equivalents				(500,902)	48,455
Cash and cash equivalents at beginning of period		656,966		656,966
Cash and cash equivalents at end of period	156,064		337,441	156,064	337,441
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities				113,463	246,086
Net Cash Provided by (Used in) Investing Activities [Abstract]
Capital expenditures				(69,030)	(59,318)
Return of capital from equity method investment				0	5,780
Use of restricted cash				0	0
Contributions to affiliate				0	0
Proceeds from the sale of assets				977	427
Net cash used in investing activities				(68,053)	(53,111)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Additions to long-term debt				0	300,000
Payments on long-term debt and capital lease obligations				(718)	(531)
Borrowings on revolving credit facility				215,000
Repayments on revolving credit facility				(332,500)	(269,000)
Payments for NTI units				0
Transaction costs for NTI merger				0
Proceeds from Issuance of Common Limited Partners Units				92,460
Offering costs for issuance of WNRL common units				(330)
Distribution to affiliate				(46,896)	(77,142)
Deferred financing costs				0	(6,820)
Purchase of common stock for treasury				0	0
Distribution to non-controlling interest holders				45,742	100,287
Dividends paid				0	0
Contributions from affiliates				0	25,127
Excess tax benefit from stock-based compensation				0	0
Net cash used in financing activities				(118,726)	(128,653)
Net increase in cash and cash equivalents				(73,316)	64,322
Cash and cash equivalents at beginning of period		115,515		115,515
Cash and cash equivalents at end of period	42,199		206,474	42,199	206,474
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities				(33,359)	(77,142)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Capital expenditures				240	648
Return of capital from equity method investment				(13,537)	0
Use of restricted cash				0	0
Contributions to affiliate				545,708	82,371
Proceeds from the sale of assets				(240)	(648)
Net cash used in investing activities				532,171	82,371
Net Cash Provided by (Used in) Financing Activities [Abstract]
Additions to long-term debt				0	0
Payments on long-term debt and capital lease obligations				0	0
Borrowings on revolving credit facility				0
Repayments on revolving credit facility				0	0
Payments for NTI units				0
Transaction costs for NTI merger				0
Proceeds from Issuance of Common Limited Partners Units				0
Offering costs for issuance of WNRL common units				0
Distribution to affiliate				46,896	77,142
Deferred financing costs				0	0
Purchase of common stock for treasury				0	0
Distribution to non-controlling interest holders				0	0
Dividends paid				0	0
Contributions from affiliates				(545,708)	(82,371)
Excess tax benefit from stock-based compensation				0	0
Net cash used in financing activities				(498,812)	(5,229)
Net increase in cash and cash equivalents				0	0
Cash and cash equivalents at beginning of period		$ 0		0
Cash and cash equivalents at end of period	$ 0		$ 0	$ 0	$ 0